CAPITAL IMPROVEMENTS IN PROGRESS AND NEWBUILDINGS (Schedule of Capital Improvements, Newbuildings and Vessel Purchase Deposits) (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Capital improvements in progress	$ 30,072	$ 26,138
Newbuildings	158,709	154,936
Capital improvements in progress and newbuildings	$ 188,781	$ 181,074